Document and Entity Information	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	Oaktree Gardens OLP, LLC
Entity Incorporation State Country Code	DE
Entity File Number	000-56548
Entity Tax Identification Number	92-2553158
Entity Address Address Line 1	333 South Grand Avenue
Entity Address Address Line 2	28th Floor
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90071
City Area Code	213
Local Phone Number	830-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by Oaktree Gardens OLP, LLC (the “Company”) to amend Item 3.02. Unregistered Sales of Equity Securities of the Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission on October 16, 2026 (the “Original Form 8-K”). This Amendment is being filed to correct the number of the Company’s common units issued and the price per unit, each as disclosed in the Original Form 8-K. No other changes to the Original Form 8-K are made by this Amendment.
Entity Central Index Key	0001974793